Earnings / (Loss) per share	6 Months Ended
Jun. 30, 2016
Earnings / (Loss) per Share [Abstract]
Earnings / (Loss) per Share:
11.      Earnings / (Loss) per Share:
All shares issued (including the restricted shares issued under the Company's equity incentive plans) are the Company's common shares and have equal rights to vote and participate in dividends. The restricted shares issued under the Company's equity incentive plans are subject to forfeiture provisions set forth in the applicable award agreements. The calculation of basic earnings per share does not consider the non-vested shares as outstanding until the time-based vesting restriction has lapsed.
The Company calculates basic and diluted earnings / loss per share as follows:
	Six month period ended June 30,
	2015	2016
Income / (Loss) :
Net income / (loss)	$(105,197)	$(81,696)

Basic earnings / (loss) per share:
Weighted average common shares outstanding, basic	34,347,332	43,880,713
Basic earnings / (loss) per share	$(3.06)	$(1.86)

Effect of dilutive securities:
Dillutive effect of non vested shares	-	-
Weighted average common shares outstanding, diluted	34,347,332	43,880,713

Diluted earnings / (loss) per share	$(3.06)	$(1.86)

Because the Company incurred net losses for the six-month periods ended June 30, 2015 and 2016, the effect of the 135,230 and 690,000 non-vested shares and of the 104,250 non-vested share options outstanding as of June 30, 2015 and 2016, respectively, would be anti-dilutive; therefore “Basic earnings / (loss) per share” equals “Diluted earnings / (loss) per share.”